Impairment of Non-Financial Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Impairment of Non-Financial Assets [Line Items]
Exceed the carrying amount (in Dollars)	$ 158,136	$ 12,905,913
Impairment against goodwill (in Dollars)	29,026,050	298,424
Recoverable amount (in Dollars)	43,144,284
Goodwill (in Dollars)	33,960,053	60,741,929
Goodwill written down (in Dollars)	0
Reduce goodwill (in Dollars)	2,257,057
Impairment loss (in Dollars)	$ 25,525,140
Wrote down asset (in Dollars)		0
Bottom of range [member]
Impairment of Non-Financial Assets [Line Items]
Cash flow projections term	5 years
Estimated growth rates term	5 years
Sales annual growth rate	10.10%
Percentage of gross margin	25.20%
Pre-tax discount rate	1.00%
Top of range [member]
Impairment of Non-Financial Assets [Line Items]
Cash flow projections term	10 years
Estimated growth rates term	10 years
Sales annual growth rate	13.90%
Percentage of gross margin	31.80%
Pre-tax discount rate	11.40%
Trademark [Member]
Impairment of Non-Financial Assets [Line Items]
Other assets (in Dollars)	$ 450,092
Customer Relationship [Member]
Impairment of Non-Financial Assets [Line Items]
Other assets (in Dollars)	358,522
Technology [Member]
Impairment of Non-Financial Assets [Line Items]
Other assets (in Dollars)	$ 52,132
SC + ST CGU [Member]
Impairment of Non-Financial Assets [Line Items]
Sales tax rate	11.00%
Long term sales growth rate	1.00%
Exceed the carrying amount (in Dollars)	$ 5,286,665	3,033,011
SC + ST CGU [Member] | Bottom of range [member]
Impairment of Non-Financial Assets [Line Items]
Total sale per annual	1 year
Total sale per annual for long term growth	3 years
SC + ST CGU [Member] | Top of range [member]
Impairment of Non-Financial Assets [Line Items]
Total sale per annual	2 years
Total sale per annual for long term growth	5 years
POLYDICE CGU [Member]
Impairment of Non-Financial Assets [Line Items]
Percentage of sale decrease (in Dollars per share)	$ 62
Sales decrease year	1 year
Percentage of sale increase	10.00%
Exceed the carrying amount (in Dollars)	$ 3,701,927
Impairment against goodwill (in Dollars)	$ 3,117,803
POLYDICE CGU [Member] | Bottom of range [member]
Impairment of Non-Financial Assets [Line Items]
Estimated sales increase per annual	2 years
POLYDICE CGU [Member] | Top of range [member]
Impairment of Non-Financial Assets [Line Items]
Estimated sales increase per annual	5 years
CGU [Member]
Impairment of Non-Financial Assets [Line Items]
Exceed the carrying amount (in Dollars)		$ 7,673,909
Impairment against goodwill (in Dollars)	$ 383,107
Recoverable amount (in Dollars)	$ 1,457,103
Sales annual growth rate	1.00%
Goodwill (in Dollars)	$ 960,863
Percentage of gross margin	2.60%
Pre-tax discount rate	10.40%
CGU [Member] | Bottom of range [member]
Impairment of Non-Financial Assets [Line Items]
Sales annual growth rate	2.50%
CGU [Member] | Top of range [member]
Impairment of Non-Financial Assets [Line Items]
Sales annual growth rate	3.50%
AD2 CGU [Member]
Impairment of Non-Financial Assets [Line Items]
Impairment against goodwill (in Dollars)	$ 128,103
Goodwill (in Dollars)	$ 1,387,596
Pre-tax discount rate	1.00%
AD2 CGU [Member] | Bottom of range [member]
Impairment of Non-Financial Assets [Line Items]
Percentage of gross margin	40.80%
Pre-tax discount rate	13.60%
AD2 CGU [Member] | Top of range [member]
Impairment of Non-Financial Assets [Line Items]
Percentage of gross margin	43.40%
Pre-tax discount rate	14.60%
MG CGU [Member]
Impairment of Non-Financial Assets [Line Items]
Impairment against goodwill (in Dollars)	$ 21,577,175
Sales annual growth rate	1.00%
Percentage of gross margin	5.00%
MG CGU [Member] | Bottom of range [member]
Impairment of Non-Financial Assets [Line Items]
Sales annual growth rate	11.10%
Percentage of gross margin	30.20%
MG CGU [Member] | Top of range [member]
Impairment of Non-Financial Assets [Line Items]
Sales annual growth rate	14.90%
Percentage of gross margin	36.80%
Goodwill [member]
Impairment of Non-Financial Assets [Line Items]
Impairment against goodwill (in Dollars)	$ 5,990,357
Goodwill [member] | MG CGU [Member]
Impairment of Non-Financial Assets [Line Items]
Impairment against goodwill (in Dollars)	$ 16,953,966